Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill
Changes in the carrying amount of goodwill were as follows:

(in thousands)
Balance at December 31, 2021	$1,013,601
Effects of movements in foreign exchange rates	(2,172)
Balance at December 31, 2022	1,011,429
Additions from acquisitions	164,502
Effects of movements in foreign exchange rates	704
Balance at December 31, 2023	$1,176,635
The Company conducted its annual impairment test of goodwill as of October 1, 2023 and determined that there was no impairment of goodwill identified. Accumulated historical goodwill impairment losses were $792.8 million prior to Double Eagle Acquisition Corporation's acquisition of Williams Scotsman International, Inc. in 2017. There were no goodwill impairments recorded for the years ended December 31, 2023, 2022 and 2021.
Intangible Assets
Intangible assets other than goodwill at December 31, consisted of the following:

	December 31, 2023
(in thousands)	Weighted average remaining life (in years)	Gross carrying amount	Accumulated amortization	Net book value
Intangible assets subject to amortization:
Customer Relationships	4.5	$214,408	$(84,324)	$130,084
Technology	2.5	1,500	(875)	625
Indefinite-lived intangible assets:
Trade name – Mobile Mini		164,000	—	164,000
Trade name – WillScot		125,000	—	125,000
Total intangible assets other than goodwill		$504,908	$(85,199)	$419,709

	December 31, 2022
(in thousands)	Weighted average remaining life (in years)	Gross carrying amount	Accumulated amortization	Net book value
Intangible assets subject to amortization:
Customer Relationships	5.5	$188,000	$(58,750)	$129,250
Technology	3.5	1,500	(625)	875
Indefinite-lived intangible assets:
Trade name - Mobile Mini		164,000	—	164,000
Trade name - WillScot		125,000	—	125,000
Total intangible assets other than goodwill		$478,500	$(59,375)	$419,125
For the years ended December 31, 2023, 2022 and 2021, the aggregate amount recorded to depreciation and amortization expense for intangible assets subject to amortization was $25.8 million, $23.8 million and $24.3 million, respectively.
As of December 31, 2023, the expected future amortization expense for intangible assets is as follows:

(in thousands)	Amortization Expense
2024	$29,122
2025	29,122
2026	28,997
2027	28,684
2028	14,784
Total	$130,709